SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM DEBT
Schedule of Debt, Current
	As of December 31,
	2016	2017
Short-term borrowings	620,105,995	928,846,417
Long-term borrowings, current portion (Note 10)	306,113,338	1,728,599,440
Total	926,219,333	2,657,445,857

Schedule of short-term borrowings
	As of December 31,
	2016	2017
Notes payable	363,983,800	253,259,200
Short-term bank borrowings guaranteed by the Founder and his spouse	75,000,000	-
Short-term bank borrowings	181,122,195	675,587,217
Total short-term bank borrowings	620,105,995	928,846,417